UNEARNED INCOME FROM FINANCIAL GUARANTEE SERVICES	12 Months Ended
Jun. 30, 2017
Deferred Revenue Disclosure [Abstract]
UNEARNED INCOME FROM FINANCIAL GUARANTEE SERVICES	NOTE 10 - UNEARNED INCOME FROM FINANCIAL GUARANTEE SERVICES Unearned income from guarantee services were $538,215 and $423,801 as of June 30, 2017 and 2016, respectively.